Convertible Debentures	33 Months Ended
Sep. 30, 2013
Convertible Debenture [Abstract]
Convertible Debenture
3. Convertible Debentures	5. Convertible Debentures
a)On June 7, 2013, the Company entered into a $32,500 convertible debenture with a non-related party. Under the terms of the debenture, the amount is unsecured, bears interest at 8% per annum, and matures on December 7, 2014. The note is convertible into shares of common stock 180 days after the date of issuance (December 4, 2013) at a conversion rate of 50% of the average of the five lowest closing bid prices of the Company’s common stock for the thirty trading days ending one trading day prior to the date the conversion notice is sent by the holder to the Company. As at September 30, 2013, the Company recorded accrued interest of $819 (December 31, 2012 - $nil), which has been included in accounts payable and accrued liabilities.

a)In August 2011, the Company issued a convertible debenture to a non-related party for $500,000, comprised of payments of $100,000 on August 19, 2011, $150,000 on August 26, 2011, and $250,000 on September 6, 2011. Under the terms of the note, the amount owing is unsecured, due interest of 3% per annum, and due on or before February 19, 2013.

In accordance with ASC 470-20, “Debt with Conversion and Other Options”, the Company recognized the intrinsic value of the embedded beneficial conversion feature of $32,500 as additional paid-in capital and an equivalent discount which will be charged to operations over the term of the convertible note. During the nine months ended September 30, 2013, the Company had amortized $2,376 (December 31, 2012 - $nil) of the debt discount to interest expense. As at September 30, 2013, the carrying value of the debenture was $2,376 (December 31, 2012 - $nil).

The convertible debenture also grants the right of the Company to convert its debt into common shares of the Company at any time at a conversion price of $0.25 per share. For the first payment of $100,000 on August 19, 2011, the Company recorded beneficial conversion of $16,800 relating to the number of convertible shares (400,000 shares) and the excess of the fair value of the share price and the conversion price. No beneficial conversion was recorded for the $150,000 and $250,000 payments, as the fair value of the Company’s share prices was less than the conversion price on the date of issuance.

b)On July 15, 2013, the Company entered into a $27,500 convertible debenture with a non-related party. Under the terms of the debenture, the amount is unsecured, bears interest at 8% per annum, and matures on January 11, 2015. The note is convertible into shares of common stock 180 days after the date of issuance (January 11, 2014) at a conversion rate of 50% of the average of the five lowest closing bid prices of the Company’s common stock for the thirty trading days ending one trading day prior to the date the conversion notice is sent by the holder to the Company. As at September 30, 2013, the Company recorded accrued interest of $464 (December 31, 2012 - $nil), which has been included in accounts payable and accrued liabilities.

On December 19, 2012, the Company exercised its right to convert the outstanding balance of the convertible debenture of $500,000 and accrued interest of $20,055 at an exercise price of $0.25 per share resulting in the Company issuing 2,080,220 common shares. For the year ended December 31, 2012, the Company recorded accretion expense of $12,669. As the loan was converted within the terms of the agreement no gain or loss on conversion was recorded.

In accordance with ASC 470-20, “Debt with Conversion and Other Options”, the Company recognized the intrinsic value of the embedded beneficial conversion feature of $27,500 as additional paid-in capital and an equivalent discount which will be charged to operations over the term of the convertible note. During the nine months ended September 30, 2013, the Company had amortized $1,609 (December 31, 2012 - $nil) of the debt discount to interest expense. As at September 30, 2013, the carrying value of the debenture was $1,609 (December 31, 2012 - $nil).

b)On June 29, 2012, the Company issued three separate convertible drawdown note payables of $50,000 each, with $20,000 of each note being received on June 29, 2012 and the remaining $30,000 for each note to be received on or before August 3, 2012. Under the terms of the note, the amount owing is unsecured, due interest of 6% per annum, and due on or before December 31, 2013.

The convertible debentures also grant the right of the Holder and the Company to convert its debt into common shares of the Company at any time at a conversion price of $0.01 per share. No beneficial conversion feature was recorded for the, as the fair value of the Company’s share prices was less than the conversion price on the date of issuance. As of August 3, 2012, the second instalments for each of the notes had not been received and were in default in accordance with the agreements.

On November 26, 2012, the Company and each of the holders (non-related parties) of the convertible debentures entered into settlement and general release agreements releasing the holders of their requirement to provide the additional $30,000 each of proceeds pursuant to the June 29, 2012 convertible drawdown notes. Per the terms of the settlement and general release agreements, all three of these convertible debentures were converted into common shares of the Company at an exercise price of $0.0035 per share resulting in the Company issuing 5,714,286 shares for each $20,000 debenture converted. As at December 31, 2012, the Company recorded a loss on conversion of debt of $43,470 for the loan principal of $60,000 and accrued interest of $1,473 recorded based on the original terms of the agreements was forgiven at the time of settlement.